Recoverable taxes - Summary of Recoverable Taxes (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Summary of recoverable taxes [line items]
Recoverable taxes	R$ 4,690,277	R$ 4,203,639
Current	2,040,008	1,462,269
Non-current	2,650,269	2,741,370
ICMS - State VAT [member]
Summary of recoverable taxes [line items]
Recoverable taxes	1,416,708	1,365,128
PIS and COFINS - Federal VAT [member]
Summary of recoverable taxes [line items]
Recoverable taxes	3,172,417	2,761,262
Others [member]
Summary of recoverable taxes [line items]
Recoverable taxes	R$ 101,152	R$ 77,249